UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (57,689)	$ (8,937)	¥ (56,077)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,401	217	1,513
Share of net loss (gain) in equity method investments	120	19	(108)
Bad debt expense	(1)		(116)
Losses on disposal of land use rights and property and equipment	21	3	26
Foreign exchange loss, net			3,858
Share-based compensation	15,897	2,462	17,548
Fair value loss (gain) on convertible loan	4,346	673	(7,289)
Inventory provision			37
Impairment of long-term investment	0		820
Deferred tax	(44)	(7)		¥ (45)
Changes in operating assets and liabilities:
Advances to suppliers	498	77	(6,432)
Accounts receivable	(2,321)	(359)	(808)
Inventories	(140)	(22)	71
Amounts due from related parties	(717)	(111)	(350)
Other current assets	4,465	692	(1,049)
Other assets			138
Accounts payable	(911)	(142)	(291)
Amounts due to related parties	(127)	(20)	(2,588)
Advance from customers	1,409	218	(87)
Accrued expenses and other current liabilities	6,453	999	(2,531)
Other long-term liabilities	(913)	(141)	(171)
Deferred tax liabilities	(44)	(7)	(45)
Net cash used in operating activities	(28,297)	(4,386)	(53,931)
Investing activities:
Purchase of property and equipment	(1,231)	(191)	(1,180)
Purchases of intangible assets	(9)	(1)	(9)
Proceeds from disposal of land use rights			17
Proceeds from short-term investments			191,147
Purchase of short-term investments			(191,147)
Net cash used in investing activities	(1,240)	(192)	(1,172)
Financing activities:
Proceeds from short-term borrowings	12,941	2,004
Payment for short-term borrowings			(8,000)
Proceeds from long-term borrowings			984
Payment for related party loan	(4,515)	(699)
Proceeds from stock options exercised	538	83
Capital contribution from noncontrolling interest holders			370
Proceeds from private placement	25,982	4,024
Payment for convertible loans			(17,752)
Proceeds from issuance of ordinary shares			100,655
Payment for initial public offering costs			(17,374)
Net cash provided by financing activities	34,946	5,412	58,883
Effect of exchange rate changes on cash and cash equivalents	154	28	62
Net increase in cash and cash equivalents	5,563	862	3,842
Cash and cash equivalents at beginning of period	3,016	467	6,125	6,125
Cash and cash equivalents at end of period	8,579	1,329	9,967	¥ 3,016
Supplemental disclosure of cash flow information:
Interest paid	2,059	319	¥ 17,752
Supplemental disclosure of non-cash activities:
Issuance shares for private placement unpaid portion	2,841	440
Issuance shares for stock option exercised by employees	1,144	179
Issuance shares for stock option exercised by Dr. Chris Chang Yu	6,125	949
Issuance shares for related party loan to Dr. Chris Chang Yu	4,496	694
Reclassification of accounts payable to convertible loan	4,548	705
Conversion of convertible loans	¥ 18,459	$ 2,859